Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Sep. 29, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Sep. 30, 2016
Dynamic Total Return Fund | Class A
Prospectus:
Trading Symbol	AVGAX
Dynamic Total Return Fund | Class C
Prospectus:
Trading Symbol	AVGCX
Dynamic Total Return Fund | Class I
Prospectus:
Trading Symbol	AVGRX
Dynamic Total Return Fund | Class Y
Prospectus:
Trading Symbol	AVGYX